Operating leases	12 Months Ended
Dec. 31, 2018
Disclosure of Operating leases [Abstract]
Disclosure of leases [text block]
(24)	Operating leases

Company as lessee

The Company has entered into operating leases for certain offices, production facilities, and automotive and computer equipment. Some leases contain renewal options. These agreements have terms between one and five years.

	2018	2017	2016
Lease expenses	$453,162	416,437	403,116

The amount of annual rentals payable, arising from lease agreements for the following five years is as follows:

2019	$117,496
2020	103,347
2021	97,548
2022	70,956
2023	50,751